SHARE-BASED COMPENSATION - Valuation (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
SHARE-BASED COMPENSATION
Expected term (in years)		1 year 29 days
Expected volatility	55.92%	55.81%
Expected volatility	56.26%	56.38%
Risk-free interest rate	3.60%	3.77%
Risk-free interest rate	3.97%	3.81%
Expected dividend yield	0.00%	0.00%
Minimum
SHARE-BASED COMPENSATION
Expected term (in years)	9 months
Maximum
SHARE-BASED COMPENSATION
Expected term (in years)	1 year